Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation
Share based compensation by share based payment arrangement fair value assumptions expected term	10 years